Cover	Mar. 11, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 08, 2024
Entity Registrant Name	OrthoPediatrics Corp.
Entity Central Index Key	0001425450
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38242
Entity Tax Identification Number	26-1761833
Entity Address, Address Line One	2850 Frontier Drive
Entity Address, City or Town	Warsaw
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	46582
City Area Code	574
Local Phone Number	268-6379
Title of 12(b) Security	Common Stock, $0.00025 par value per share
Trading Symbol	KIDS
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Document Information [Line Items]
Entity Emerging Growth Company	false